Insurance Contract Liabilities and Reinsurance Assets - Summary of Change in Insurance Contract Liabilities (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of changes in insurance contract liabilities [Line Items]
Beginning balance	CAD 297,505	CAD 285,288
New policies	3,986	3,911
Normal in-forcemovement	13,025	13,268
Changes in methods and assumptions	324	1,354
Impact of U.S. Tax Reform	2,246
Increase due to decision to change the portfolio asset mix supporting legacy business	1,383
Impact of changes in foreign exchange rates	(13,864)	(6,316)
Ending balance	304,605	297,505
Net actuarial liabilities [Member]
Disclosure of changes in insurance contract liabilities [Line Items]
Beginning balance	251,738	239,812
New policies	3,545	3,617
Normal in-forcemovement	15,192	12,579
Changes in methods and assumptions	305	709
Impact of U.S. Tax Reform	2,246
Increase due to decision to change the portfolio asset mix supporting legacy business	1,340
Impact of changes in foreign exchange rates	(11,275)	(4,979)
Ending balance	263,091	251,738
Other insurance contract liabilities [Member]
Disclosure of changes in insurance contract liabilities [Line Items]
Beginning balance	10,815	10,050
Normal in-forcemovement	930	1,094
Changes in methods and assumptions	(28)	(54)
Impact of changes in foreign exchange rates	(562)	(275)
Ending balance	11,155	10,815
Net insurance contract liabilities [Member]
Disclosure of changes in insurance contract liabilities [Line Items]
Beginning balance	262,553	249,862
New policies	3,545	3,617
Normal in-forcemovement	16,122	13,673
Changes in methods and assumptions	277	655
Impact of U.S. Tax Reform	2,246
Increase due to decision to change the portfolio asset mix supporting legacy business	1,340
Impact of changes in foreign exchange rates	(11,837)	(5,254)
Ending balance	274,246	262,553
Reinsurance assets [Member]
Disclosure of changes in insurance contract liabilities [Line Items]
Beginning balance	34,952	35,426
New policies	441	294
Normal in-forcemovement	(3,097)	(405)
Changes in methods and assumptions	47	699
Increase due to decision to change the portfolio asset mix supporting legacy business	43
Impact of changes in foreign exchange rates	(2,027)	(1,062)
Ending balance	CAD 30,359	CAD 34,952